Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As of June 30, 2024, the Company had ten vessels under construction, three DP2 shuttle tankers, two suezmax tankers, two MR tankers and three LR1 tankers.

The total contracted amount remaining to be paid for the ten vessels under construction plus the extra costs agreed as of June 30, 2024, was $722,105. The amount of $113,477 is due to be paid within the second half of 2024, the amount of $320,344 in 2025, the amount of $175,914 in 2026 and the amount of $112,370 in 2027.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company's vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company's results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners. Starting in 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission (“SEC”) investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company investigated these matters. The Company is always committed to doing business in accordance with anti-corruption laws and cooperated with these agencies. In June 2024, the SEC informed the Company that it had terminated its investigation.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2024, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Period/ Year	Amount
July 1 to December 31, 2024	$266,724
2025	350,041
2026	229,276
2027	148,075
2028	100,231
2029 to 2039	263,883
Minimum charter revenues	$1,358,230

These amounts do not assume any off-hire.